Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2055 Portfolio
September 30, 2021
VIPF2055-NPRT3-1121
1.9893090.102
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	7,854	418,234
VIP Equity-Income Portfolio Initial Class (a)	16,299	436,981
VIP Growth & Income Portfolio Initial Class (a)	19,617	497,874
VIP Growth Portfolio Initial Class (a)	4,150	429,501
VIP Mid Cap Portfolio Initial Class (a)	2,707	121,003
VIP Value Portfolio Initial Class (a)	16,815	320,165
VIP Value Strategies Portfolio Initial Class (a)	9,465	156,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,991,119)		2,379,924

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	53,274	741,570
VIP Overseas Portfolio Initial Class (a)	44,685	1,291,398
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,812,021)		2,032,968

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,520	97,384
Fidelity International Bond Index Fund (a)	969	9,724
Fidelity Long-Term Treasury Bond Index Fund (a)	10,585	153,376
VIP High Income Portfolio Initial Class (a)	13,341	72,973
VIP Investment Grade Bond Portfolio Initial Class (a)	6,531	90,003
TOTAL BOND FUNDS (Cost $412,766)		423,460

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,215,906)	4,836,352
NET OTHER ASSETS (LIABILITIES) - 0.0%	(624)
NET ASSETS - 100.0%	4,835,728

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	48,435	56,023	10,110	2	(17)	3,053	97,384
Fidelity International Bond Index Fund	-	9,793	16	-	-	(53)	9,724
Fidelity Long-Term Treasury Bond Index Fund	55,713	128,406	26,312	1,908	(1,012)	(3,419)	153,376
VIP Contrafund Portfolio Initial Class	210,005	237,240	62,896	11,653	45	33,840	418,234
VIP Emerging Markets Portfolio Initial Class	400,235	489,043	99,067	18,240	(2,185)	(46,456)	741,570
VIP Equity-Income Portfolio Initial Class	221,608	248,698	65,475	8,317	134	32,016	436,981
VIP Government Money Market Portfolio Initial Class 0.01%	4,835	474	5,309	-	-	-	-
VIP Growth & Income Portfolio Initial Class	252,425	286,572	79,144	8,680	(294)	38,315	497,874
VIP Growth Portfolio Initial Class	214,009	266,088	58,433	29,060	(542)	8,379	429,501
VIP High Income Portfolio Initial Class	48,342	49,398	26,705	454	(91)	2,029	72,973
VIP Investment Grade Bond Portfolio Initial Class	59,263	81,156	49,548	954	(593)	(275)	90,003
VIP Mid Cap Portfolio Initial Class	61,211	65,907	16,743	262	(57)	10,685	121,003
VIP Overseas Portfolio Initial Class	600,263	749,252	135,057	20,655	(17)	76,957	1,291,398
VIP Value Portfolio Initial Class	162,102	179,547	54,951	446	167	33,300	320,165
VIP Value Strategies Portfolio Initial Class	79,305	85,569	26,840	147	(9)	18,141	156,166
	2,417,751	2,933,166	716,606	100,778	(4,471)	206,512	4,836,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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